Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Deposits For Non-Current Assets [Member] CNY	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Prepaid Land Lease Rights [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Noon buying rate		6.2046
Equity interest in equity method investment	100.00%	100.00%
Interest and other costs relating to construction capitalized		0	2,496	5,599
Amortization period								49 years
Asset impairment		0	0	3,360	3,360
Leases and management service arrangements, term						5 years	20 years
Lease and management services revenue	82,453	511,591	498,556	412,330
Management services revenue	6,078	37,713	15,723	11,874
Revenue from technical services	3,349	20,777	13,243	10,178
Financing lease income	4,714	29,250	33,639	19,748
Medical equipment sales	1,217	7,552	1,963	1,520
Advertising expenses	1,077	6,680	7,679	5,790
Fair value of derivative instruments	$ 5,425	33,663
Number of reporting segments	1	1